Long-term investment	6 Months Ended
Sep. 30, 2022
Long-term investment
Long-term investment

9.Long-term investment

Long-term investment consists of investment in privately held company. The following table sets forth the changes in the Group’s Long-term investment:

	Investment-1	Investment-2	Total
	USD	USD	USD
Balance as of March 31, 2022	282,545	14,673,898	14,956,443
Investments made	—	—	—
Share of Loss of Equity method investees	(19,296)	(85,058)	(104,354)
Foreign currency translation adjustments	(29,061)	(1,549,667)	(1,578,728)
Balance as of September 30, 2022	234,188	13,039,173	13,273,361

Investment-1: In August 2021, the Group entered an agreement with Fu Zhi Zhong He (Beijing) Health Technology Co., Ltd., Changsha Tangshi Yipai Medical Technology Co., Ltd., and Yaping Zhou to establish a joint venture of Hunan Medical Star Technology Co., Ltd. (“Medical Star”) in China to develop the learning platform of traditional Chinese medical science and cultivate a group of talents with integrated traditional Chinese and Western medicine knowledge. The Group invested in Medical Star through purchase of its ordinary shares, with a total cash consideration of $281,698 (RMB2,000,000) to obtain 20% shareholding interests.

Medical Star has 7 directors in its board. According to the agreement, the Company has the right to appoint 3 directors in the board of Medical Star, thus it has 43% voting power in the investee and has a significant influence over the operating and financial policies of Medical Star.

The company incurred a loss of $19,296 from Medical Star for the six months ended September 30, 2022. The loss in Investment 1 is estimated to be temporary, thus the Company didn’t recognize any impairment over Investment 1.

Investment-2: In January 2022, the Group reached an agreement with China Agriculture Industry Development Foundation Co., Ltd., to purchase its 3% share of Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”), with a total consideration of $13,241,558 (RMB94,012,410).

Fujian Fishery has 5 directors in its board. According to the shareholders minute, the Company has the right to appoint 1 director to the board of Fujian Fishery, thus it has 20% voting power in the investee and has a significant influence over the operating and financial policies of Fujian Fishery.

The Company incurred a loss of $85,058 from Fujian Fishery for the six months ended September 30, 2022. The loss in Investment 2 is estimated to be temporary, thus the Company didn’t recognize any impairment over Investment 2.